Debt (Schedule Of Long-Term Debt) (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Oct. 01, 2011	Dec. 31, 2011	Jan. 01, 2011
Debt Instrument [Line Items]
Total debt		$ 2,796,672	$ 2,511,603
Less: current debt obligations		83,397	79,637
Long-term debt		2,713,275	2,431,966
Senior Notes Due 2013 [Member]
Debt Instrument [Line Items]
Total debt		460,829	467,168
Debt instrument, due date		September 2013
Debt instrument, stated percentage rate		2.20%
Interest rate		2.20%
Senior Notes Due 2014 [Member]
Debt Instrument [Line Items]
Total debt		699,460	699,248
Debt instrument, due date		July 2014
Debt instrument, stated percentage rate		3.75%
Interest rate		3.75%
Senior Notes Due 2016 [Member]
Debt Instrument [Line Items]
Total debt		517,710	489,496
Debt instrument, due date		January 2016
Debt instrument, stated percentage rate		2.50%
Interest rate		2.50%
Senior Notes Due 2019 [Member]
Debt Instrument [Line Items]
Total debt		495,198	494,563
Debt instrument, due date		July 2019
Debt instrument, stated percentage rate		4.875%
Interest rate		4.875%
Yen Denominated Senior Note 1.58% [Member]
Debt Instrument [Line Items]
Total debt		104,446	99,737
Debt instrument, due date	April 28, 2017	2017
Debt instrument, stated percentage rate		1.58%
Interest rate		1.58%
Yen Denominated Senior Note 2.04% [Member]
Debt Instrument [Line Items]
Total debt		163,632	156,254
Debt instrument, due date	April 28, 2020	2020
Debt instrument, stated percentage rate		2.04%
Interest rate		2.04%
Yen Denominated Senior Note 1.02% [Member]
Debt Instrument [Line Items]
Debt instrument, stated percentage rate		1.02%
Interest rate		1.02%
Yen Denominated Term Loan Due 2011 [Member]
Debt Instrument [Line Items]
Total debt			79,637
Debt instrument, due date		2011
Yen Denominated Credit Facilities Due 2012 [Member]
Debt Instrument [Line Items]
Total debt		83,397
Debt instrument, due date		2012
Commercial Paper Borrowing [Member]
Debt Instrument [Line Items]
Total debt		$ 272,000	$ 25,500